Needham Growth Fund (Prospectus Summary) | Needham Growth Fund
Needham Growth Fund
Investment Objective
The Growth Fund seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Needham Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%
Wire Redemption Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.03%
All Remaining Other Expenses		0.28%
Total Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.82%
Fee Waiver and/or Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.82%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Growth Fund.
[2]	The Adviser has entered into an agreement with the Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013 the Adviser or the Growth Fund can choose not to continue the agreement.

Example
This example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the
Growth Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Needham Growth Fund	185	573	985	2,137

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth
Fund's performance. During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund invests, in general, in stocks from a variety of industries included in the healthcare, technology, specialty retailing, oil services and industrial, media/leisure/cable/entertainment and business and consumer services sectors.
These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations.
Principal Investment Risks
The Growth Fund invests primarily in equity securities that fluctuate in value.
Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of
1940. Therefore, the Growth Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the
Growth Fund. Loss of money is a risk of investing in the Growth Fund.
Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Growth Fund by showing changes in the Growth
Fund's performance from year to year and by showing how the Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Growth
Fund compare to those of broad measures of market performance.

The Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund's Web site at
www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 23.61% (for the quarter ended 6/30/03) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/08).
Average annual total returns for the periods ended December 31, 2011
The following table shows the Growth Fund's average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index, the S&P 400 MidCap Index and the
Russell 2000 Index are relevant to the Growth Fund because they have characteristics similar to the Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Growth Fund	Return Before Taxes	(10.94%)	1.09%	4.82%	13.21%	Jan. 01, 1996
Needham Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(11.73%)	0.42%	4.36%	11.98%	Jan. 01, 1996
Needham Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	(6.12%)	0.86%	4.16%	11.48%	Jan. 01, 1996
Needham Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	6.47%	Jan. 01, 1996
Needham Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	(0.79%)	2.50%	3.74%	6.47%	Jan. 01, 1996
Needham Growth Fund S&P 400 MidCap Index	S&P 400 MidCap Index (reflect no deduction for fees, expenses or taxes)	(1.73%)	3.32%	7.04%	10.54%	Jan. 01, 1996
Needham Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	6.86%	Jan. 01, 1996